Consolidated Statements of Changes in (Deficit) Equity - USD ($)	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Retained Earnings/(Deficit)
Number of shares, beginning (in shares) at Dec. 31, 2014		28,861,239
Shareholders' (deficit) equity, beginning at Dec. 31, 2014	$ 257,550,000	$ 247,035,000	$ 5,028,000	$ (274,000)	$ 5,761,000
Issuance of Common Stock (in shares)		20,896,708
Issuance of Common Stock	1,015,234,000	$ 1,015,234,000
Dividends (Note 15)	(11,720,000)				(11,720,000)
Exercise of share based compensation (in shares)		1,236,450
Exercise of share based compensation	5,640,000	$ 12,203,000	(6,563,000)
Share based compensation expense (Note 17)	16,248,000		16,248,000
Taxes for share based compensation	8,843,000		8,843,000
Loss for the year	(31,568,000)				(31,568,000)
Net investment hedge of GBP denominated loans (net of taxes of $(8,126) (2016 - $15,955; 2015 - $4,796))	32,454,000			32,454,000
Derivative financial instruments (net of taxes) (Note 13)	0
Cumulative translation adjustment	(136,473,000)			(136,473,000)
Number of shares, ending (in shares) at Dec. 31, 2015		50,994,397
Shareholders' (deficit) equity, ending at Dec. 31, 2015	1,156,208,000	$ 1,274,472,000	23,556,000	(104,293,000)	(37,527,000)
Dividends (Note 15)	(7,652,000)				(7,652,000)
Exercise of share based compensation (in shares)		95,159
Exercise of share based compensation	84,000	$ 2,703,000	(2,619,000)
Share based compensation expense (Note 17)	30,753,000		30,753,000
Taxes for share based compensation	(1,741,000)		(1,741,000)
Loss for the year	(1,315,694,000)				(1,315,694,000)
Net investment hedge of GBP denominated loans (net of taxes of $(8,126) (2016 - $15,955; 2015 - $4,796))	105,559,000			105,559,000
Derivative financial instruments (net of taxes) (Note 13)	(1,561,000)			(1,561,000)
Cumulative translation adjustment	(343,529,000)			(343,529,000)
Number of shares, ending (in shares) at Dec. 31, 2016		51,089,556
Shareholders' (deficit) equity, ending at Dec. 31, 2016	(377,573,000)	$ 1,277,175,000	49,949,000	(343,824,000)	(1,360,873,000)
Dividends (Note 15)	0
Exercise of share based compensation (in shares)		193,345
Exercise of share based compensation	0	$ 5,908,000	(5,908,000)
Share based compensation expense (Note 17)	8,716,000		8,716,000
Loss for the year	(1,590,735,000)				(1,590,735,000)
Net investment hedge of GBP denominated loans (net of taxes of $(8,126) (2016 - $15,955; 2015 - $4,796))	(50,196,000)			(50,196,000)
Derivative financial instruments (net of taxes) (Note 13)	1,561,000			1,561,000
Cumulative translation adjustment	97,714,000			97,714,000
Number of shares, ending (in shares) at Dec. 31, 2017		51,282,901
Shareholders' (deficit) equity, ending at Dec. 31, 2017	$ (1,910,513,000)	$ 1,283,083,000	$ 52,757,000	$ (294,745,000)	$ (2,951,608,000)